Segment information (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Reportable segment percentage	10.00%	10.00%	10.00%
Provisions amount	$ 26,174,000	$ 27,237,000
Revenue corresponding principle amount	191,800,000	214,481,000	$ 297,562,000
Corresponding to assets	13,056,000
MPIT [Member]
Statement [Line Items]
Provisions amount	15,000	4,000	63,000
FPC [Member]
Statement [Line Items]
Management fees	7,866,000	17,683,000	33,388
Corresponding to expenses	(1,190,000)	(1,169,000)	(1,706,000)
Urban properties and investments [Member]
Statement [Line Items]
Corresponding to assets		259,200,000	2,595,101,000
Uruguay [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	6,651,000
Corresponding to assets	73,000	2,344,884,000	204,872,000
U.S. [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	1,754,000	1,961,000	15,508,000
Corresponding to assets	8,669,000	12,051,000	115,000
Brazil
Statement [Line Items]
Revenue corresponding principle amount	161,810,000	153,806,000	237,601,000
Other Countries [Member]
Statement [Line Items]
Revenue corresponding principle amount	163,348,000	171,955,000	257,240,000
Corresponding to assets	263,826,000
Other Countries [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	222,488,000	531,320,000	482,982,000
Corresponding to assets	10,491,000	14,084,000	2,370,000
Operations Center in Argentina 1 [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	507,247,000	252,733,000	247,302,000
Corresponding to assets	6,724,000	9,427,000	1,933,622,000
Agricultural Business [Member]
Statement [Line Items]
Revenue corresponding principle amount	$ 221,139,000	$ 206,177,000	$ 258,632,000